Supplemental Financial Information	12 Months Ended
Dec. 31, 2025
Supplemental Financial Information [Abstract]
Supplemental financial information

28 Supplemental financial information

The Company’s income and cash flow are generated by its subsidiaries. As a result, funds necessary to meet the Company’s debt service obligations, including its obligations as the issuer under its existing senior unsecured notes (see Note 16.1), are provided in large part by distributions or advances from its subsidiaries. Under certain circumstances, contractual and legal restrictions, as well as the Company’s financial condition and operating requirements and those of certain subsidiaries, could limit the Company’s ability to obtain cash for the purpose of meeting its debt service obligations, including the payment of principal and interest on its Senior Unsecured Notes.

In compliance with the reporting covenant under the indentures governing the Senior Unsecured Notes, the financial information set forth below is presented under the following column headings: Restricted Subsidiaries and Unrestricted Subsidiaries.

According to the Indenture, restricted Subsidiaries consist of all of the Company’s subsidiaries, except the Unrestricted Subsidiaries. Unrestricted Subsidiaries are: JBS Wisconsin Properties and its subsidiaries (including PPC).

Consolidated statements of financial position:

	December 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	3,921,730	643,406	—	4,565,136
Margin cash	159,048	514	—	159,562
Trade accounts receivable	3,055,286	1,188,544	(11,906)	4,231,924
Dividends receivable	1,465	—	—	1,465
Inventories	4,949,488	1,157,677	—	6,107,165
Biological assets	1,288,243	538,523	—	1,826,766
Recoverable taxes	721,761	241,507	(6,057)	957,211
Derivative assets	140,971	14,631	—	155,602
Other current assets	242,811	202,424	(11,863)	433,372
TOTAL CURRENT ASSETS	14,480,803	3,987,226	(29,826)	18,438,203

NON-CURRENT ASSETS
Long-term investments	45,780	—	—	45,780
Recoverable taxes	1,874,572	—	—	1,874,572
Biological assets	256,583	355,216	—	611,799
Related party receivables	41,231	—	—	41,231
Deferred income taxes	516,308	31,474	(768)	547,014
Other non-current assets	378,828	109,975	—	488,803
	3,113,302	496,665	(768)	3,609,199

Investments in equity-accounted investees	3,198,779	—	(3,027,167)	171,612
Property, plant and equipment	10,077,519	3,568,139	—	13,645,658
Right of use assets	1,370,826	242,821	—	1,613,647
Intangible assets	942,690	882,902	—	1,825,592
Goodwill	4,513,691	1,338,884	—	5,852,575

TOTAL NON-CURRENT ASSETS	23,216,807	6,529,411	(3,027,935)	26,718,283

TOTAL ASSETS	37,697,610	10,516,637	(3,057,761)	45,156,486
	December 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
LIABILITIES AND EQUITY
CURRENT LIABILITIES
Trade accounts payable	4,313,158	1,895,272	(10,330)	6,198,100
Supply chain finance	1,134,459	—	—	1,134,459
Loans and financing	781,928	51,157	—	833,085
Income taxes	170,093	123,994	(6,057)	288,030
Other taxes payable	119,893	33,066	—	152,959
Payroll and social charges	1,072,999	487,160	—	1,560,159
Lease liabilities	294,217	60,670	—	354,887
Dividends payable	—	—	—	—
Provisions for legal proceedings	159,217	—	—	159,217
Derivative liabilities	152,218	4,187	—	156,405
Other current liabilities	398,770	319,178	(13,439)	704,509
TOTAL CURRENT LIABILITIES	8,596,952	2,974,684	(29,826)	11,541,810

NON-CURRENT LIABILITIES
Loans and financing	17,166,293	3,091,190	—	20,257,483
Income and other taxes payable	385,147	22,580	—	407,727
Payroll and social charges	303,900	(15,835)	—	288,065
Lease liabilities	1,212,245	200,153	—	1,412,398
Deferred income taxes	695,746	474,322	(768)	1,169,300
Provisions for legal proceedings	209,358	—	—	209,358
Related party payable	190,998	—	—	190,998
Derivative liabilities	114,376	—	—	114,376
Other non-current liabilities	34,138	8,042	—	42,180
TOTAL NON-CURRENT LIABILITIES	20,312,201	3,780,452	(768)	24,091,885

EQUITY
Share capital - common shares	5,145,820	1,351,259	(6,461,965)	35,114
Reserves	6,803,802	(221,108)	—	6,582,694
Undistributed results	(3,246,042)	1,897,016	3,434,798	2,085,772
Attributable to company shareholders	8,703,580	3,027,167	(3,027,167)	8,703,580
Attributable to non-controlling interest	84,877	734,334	—	819,211
TOTAL EQUITY	8,788,457	3,761,501	(3,027,167)	9,522,791
TOTAL LIABILITIES AND EQUITY	37,697,610	10,516,637	(3,057,761)	45,156,486
	December 31, 2024
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	3,572,757	2,040,915	—	5,613,672
Margin cash	133,717	2,837	—	136,554
Trade accounts receivable	2,733,160	1,007,612	(5,232)	3,735,540
Dividends receivable	—	—	—	—
Inventories	4,014,172	1,001,817	—	5,015,989
Biological assets	1,125,803	482,420	—	1,608,223
Recoverable taxes	484,047	165,867	(12,186)	637,728
Derivative assets	77,114	7,354	—	84,468
Other current assets	188,330	107,465	(6,953)	288,842
TOTAL CURRENT ASSETS	12,329,100	4,816,287	(24,371)	17,121,016

NON-CURRENT ASSETS
Long-term investments	—	—	—	—
Recoverable taxes	1,412,455	—	—	1,412,455
Biological assets	201,814	316,420	—	518,234
Related party receivables	77,355	—	—	77,355
Deferred income taxes	614,635	36,543	—	651,178
Other non-current assets	209,937	58,800	—	268,737
	2,516,196	411,763	—	2,927,959

Investments in equity-accounted investees	3,530,098	—	(3,491,786)	38,312
Property, plant and equipment	8,605,655	3,175,225	—	11,780,880
Right of use assets	1,355,361	241,512	—	1,596,873
Intangible assets	940,212	862,987	—	1,803,199
Goodwill	4,178,061	1,239,073	—	5,417,134

TOTAL NON-CURRENT ASSETS	21,125,583	5,930,560	(3,491,786)	23,564,357

TOTAL ASSETS	33,454,683	10,746,847	(3,516,157)	40,685,373
	December 31, 2024
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total
LIABILITIES AND EQUITY
CURRENT LIABILITIES
Trade accounts payable	3,752,732	1,718,013	(5,232)	5,465,513
Supply chain finance	728,710	—	—	728,710
Loans and financing	2,030,573	53,652	—	2,084,225
Income taxes	185,079	60,134	(12,186)	233,027
Other taxes payable	104,961	8,773	—	113,734
Payroll and social charges	965,459	470,292	—	1,435,751
Lease liabilities	271,787	63,894	—	335,681
Dividends payable	358,621	—	—	358,621
Provisions for legal proceedings	280,804	—	—	280,804
Derivative liabilities	161,310	4,669	—	165,979
Other current liabilities	294,116	160,904	—	455,020
TOTAL CURRENT LIABILITIES	9,134,152	2,540,331	(17,418)	11,657,065

NON-CURRENT LIABILITIES
Loans and financing	14,039,072	3,203,499	—	17,242,571
Income and other taxes payable	385,428	21,227	—	406,655
Payroll and social charges	363,308	(10,590)	—	352,718
Lease liabilities	1,201,148	197,200	—	1,398,348
Deferred income taxes	642,065	453,226	—	1,095,291
Provisions for legal proceedings	216,659	—	—	216,659
Related party payable	—	—	—	—
Derivative liabilities	100,087	—	—	100,087
Other non-current liabilities	72,215	16,353	(6,953)	81,615
TOTAL NON-CURRENT LIABILITIES	17,019,982	3,880,915	(6,953)	20,893,944

EQUITY
Share capital - common shares	13,177,841	—	—	13,177,841
Reserves	(6,094,530)	3,502,940	(3,491,786)	(6,083,376)
Undistributed results	11,154	(11,154)	—	—
Attributable to company shareholders	7,094,465	3,491,786	(3,491,786)	7,094,465
Attributable to non-controlling interest	206,084	833,815	—	1,039,899
TOTAL EQUITY	7,300,549	4,325,601	(3,491,786)	8,134,364
TOTAL LIABILITIES AND EQUITY	33,454,683	10,746,847	(3,516,157)	40,685,373

Consolidated statements of income:

	December 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

NET REVENUE	67,869,293	18,486,496	(171,607)	86,184,182
Cost of sales	(59,864,484)	(15,192,025)	171,607	(74,884,902)
GROSS PROFIT	8,004,809	3,294,471	—	11,299,280

Selling expenses	(4,043,777)	(944,950)	—	(4,988,727)
General and administrative expenses	(1,493,129)	(694,147)	—	(2,187,276)
Other income	98,871	13,058	—	111,929
Other expenses	(31,623)	(43,906)	—	(75,529)
NET OPERATING EXPENSES	(5,469,658)	(1,669,945)	—	(7,139,603)

OPERATING PROFIT	2,535,151	1,624,526	—	4,159,677

Finance income	467,940	97,267	—	565,207
Finance expense	(1,892,924)	(228,559)	—	(2,121,483)
NET FINANCE EXPENSE	(1,424,984)	(131,292)	—	(1,556,276)

Share of profit of equity-accounted investees, net of tax	16,897	—	—	16,897

PROFIT (LOSS) BEFORE TAXES	1,127,064	1,493,234	—	2,620,298

Current income taxes	(44,174)	(406,066)	—	(450,240)
Deferred income taxes	68,264	(8,530)	—	59,734
TOTAL INCOME TAXES	24,090	(414,596)	—	(390,506)
NET INCOME (LOSS)	1,151,154	1,078,638	—	2,229,792

ATTRIBUTABLE TO:
Company shareholders	1,137,738	886,595	—	2,024,333
Non-controlling interest	13,416	192,043	—	205,459
	1,151,154	1,078,638	—	2,229,792
	December 31, 2024
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

NET REVENUE	59,521,906	17,865,082	(204,441)	77,182,547
Cost of sales	(51,161,756)	(14,637,006)	204,441	(65,594,321)
GROSS PROFIT	8,360,150	3,228,076	—	11,588,226

Selling expenses	(3,907,102)	(920,182)	—	(4,827,284)
General and administrative expenses	(1,575,818)	(702,574)	—	(2,278,392)
Other income	62,154	22,371	—	84,525
Other expenses	(84,074)	(105,180)	—	(189,254)
NET OPERATING EXPENSES	(5,504,840)	(1,705,565)	—	(7,210,405)

OPERATING PROFIT	2,855,310	1,522,511	—	4,377,821

Finance income	583,992	135,378	—	719,370
Finance expense	(2,160,528)	(228,605)	—	(2,389,133)
NET FINANCE EXPENSE	(1,576,536)	(93,227)	—	(1,669,763)

Share of profit of equity-accounted investees, net of tax	2,945	—	—	2,945

PROFIT (LOSS) BEFORE TAXES	1,281,719	1,429,284	—	2,711,003

Current income taxes	(551,864)	(318,610)	—	(870,474)
Deferred income taxes	137,158	(10,077)	—	127,081
TOTAL INCOME TAXES	(414,706)	(328,687)	—	(743,393)
NET INCOME (LOSS)	867,013	1,100,597	—	1,967,610

ATTRIBUTABLE TO:
Company shareholders	860,650	906,220	—	1,766,870
Non-controlling interest	6,363	194,377	—	200,740
	867,013	1,100,597	—	1,967,610
	December 31, 2023
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

NET REVENUE	55,802,013	17,347,956	(231,846)	72,918,123
Cost of sales	(49,846,230)	(15,336,588)	231,846	(64,950,972)
GROSS PROFIT	5,955,783	2,011,368	—	7,967,151

Selling expenses	(3,771,248)	(823,086)	—	(4,594,334)
General and administrative expenses	(1,685,392)	(629,682)	—	(2,315,074)
Other income	86,131	62,494	—	148,625
Other expenses	(59,279)	(62,949)	—	(122,228)
NET OPERATING EXPENSES	(5,429,788)	(1,453,223)	—	(6,883,011)

OPERATING PROFIT	525,995	558,145	—	1,084,140

Finance income	347,866	236,350	—	584,216
Finance expense	(1,502,059)	(435,562)	—	(1,937,621)
NET FINANCE EXPENSE	(1,154,193)	(199,212)	—	(1,353,405)

Share of profit of equity-accounted investees, net of tax	9,537	—	—	9,537

PROFIT (LOSS) BEFORE TAXES	(618,661)	358,933	—	(259,728)

Current income taxes	(32,275)	(37,185)	—	(69,460)
Deferred income taxes	202,145	(4,692)	—	197,453
TOTAL INCOME TAXES	169,870	(41,877)	—	127,993
NET INCOME (LOSS)	(448,791)	317,056	—	(131,735)

ATTRIBUTABLE TO:
Company shareholders	(459,313)	260,444	—	(198,869)
Non-controlling interest	10,522	56,612	—	67,134
	(448,791)	317,056	—	(131,735)

Consolidated statements of comprehensive income:

	December 31, 2025
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

Net income (loss)	1,151,154	1,078,638	—	2,229,792

Other comprehensive income
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	608,422	323,303	—	931,725
Gain (loss) on cash flow hedge	(8,971)	540	—	(8,431)
Deferred income tax on gain (loss) on cash flow hedge	1,408	—	—	1,408
Other fair value adjustments through other comprehensive income	(25)	—	—	(25)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	189	676	—	865
Income tax on gain associated with pension and other postretirement benefit obligations	—	(169)	—	(169)
Total other comprehensive income (loss)	601,023	324,350	—	925,373

Comprehensive Income (loss)	1,752,177	1,402,988	—	3,155,165
Comprehensive Income on subsidiaries	1,402,988	—	(1,402,988)	—
	3,155,165	1,402,988	(1,402,988)	3,155,165

Total comprehensive income attributable to:
Company shareholders	3,341,205	1,153,627	(1,402,988)	3,091,844
Non-controlling interest	(186,040)	249,361	—	63,321
	3,155,165	1,402,988	(1,402,988)	3,155,165
	December 31, 2024
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

Net income (loss)	867,013	1,100,597	—	1,967,610

Other comprehensive income
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	(2,143,985)	(226,415)	—	(2,370,400)
Gain (loss) on cash flow hedge	889	(93)	—	796
Deferred income tax on gain (loss) on cash flow hedge	(202)	—	—	(202)
Other fair value adjustments through other comprehensive income	(2,786)	—	—	(2,786)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	5,215	13,057	—	18,272
Income tax on gain associated with pension and other postretirement benefit obligations	(4,636)	—	—	(4,636)
Total other comprehensive income (loss)	(2,145,505)	(213,451)	—	(2,358,956)

Comprehensive Income (loss)	(1,278,492)	887,146	—	(391,346)
Comprehensive Income on subsidiaries	887,146	—	(887,146)	—
	(391,346)	887,146	(887,146)	(391,346)

Total comprehensive income attributable to:
Company shareholders	(599,348)	730,107	(887,146)	(756,387)
Non-controlling interest	208,002	157,039	—	365,041
	(391,346)	887,146	(887,146)	(391,346)
	December 31, 2023
	Restricted subsidiaries	Unrestricted subsidiaries	Eliminations	Total

Net income (loss)	(448,791)	317,056	—	(131,735)

Other comprehensive income
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	586,106	154,460	—	740,566
Gain (loss) on cash flow hedge	7,625	(752)	—	6,873
Deferred income tax on gain (loss) on cash flow hedge	(1,744)	—	—	(1,744)
Other fair value adjustments through other comprehensive income	(13,143)	—	—	(13,143)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	4,113	7,068	—	11,181
Income tax on gain associated with pension and other postretirement benefit obligations	(2,837)	—	—	(2,837)
Total other comprehensive income (loss)	580,120	160,776	—	740,896

Comprehensive Income (loss)	131,329	477,832	—	609,161
Comprehensive Income on subsidiaries	477,832	—	(477,832)	—
	609,161	477,832	(477,832)	609,161

Total comprehensive income attributable to:
Company shareholders	651,890	393,268	(477,832)	567,326
Non-controlling interest	(42,729)	84,564	—	41,835
	609,161	477,832	(477,832)	609,161